Leases	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

NOTE 5 - LEASES:

During April 2024, the Company signed an amendment to the lease agreement for its office space in Hod Hasharon, Israel, regarding 5,500 square meters. The amendment extends the lease term through February 28, 2029. This amendment also provides the Company with an option to extend the lease period by additional two years until February 28, 2031.

The Company concluded that it is reasonably certain that it will exercise the renewal option. Accordingly, such renewal option was included in determining the lease term.